Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Class A
Prospectus [Line Items]
Average Annual Return, Percent		16.59%	13.44%	9.47%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		21.77%	13.96%	9.29%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		24.00%	15.11%	10.42%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent		24.00%	15.11%	10.39%
Performance Inception Date	Sep. 30, 2016
Class Z
Prospectus [Line Items]
Average Annual Return, Percent		24.00%	15.04%	10.34%
Class Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		22.98%	13.69%	8.14%
Class Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.88%	11.96%	7.73%
S&P 500® Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent		26.27%	15.68%	12.02%